VEST U.S. LARGE CAP 20% BUFFER STRATEGIES VI FUND

Schedule of Investments

March 31, 2025 (unaudited)

99.06%	OPTIONS PURCHASED
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
94.48%	CALL
	S&P 500 Mini Index	1	56,119	0.02	08/20/2025	55,962
	S&P 500 Mini Index	1	56,119	0.02	02/18/2026	55,763
	S&P 500 Mini Index	1	56,119	0.02	03/18/2026	55,717
	S&P 500 Mini Index	1	56,119	0.02	04/16/2025	56,096
	S&P 500 Mini Index	1	56,119	0.02	05/21/2025	56,063
	S&P 500 Mini Index	1	56,119	0.02	06/18/2025	56,018
	S&P 500 Mini Index	1	56,119	0.02	07/16/2025	55,991
	S&P 500 Mini Index	1	56,119	0.02	09/17/2025	55,912
	S&P 500 Mini Index	1	56,119	0.02	10/15/2025	55,892
	S&P 500 Mini Index	1	56,119	0.02	11/19/2025	55,844
	S&P 500 Mini Index	1	56,119	0.02	12/17/2025	55,802
	S&P 500 Mini Index	1	56,119	0.02	01/21/2026	55,796
						670,856
4.58%	PUT
	S&P 500 Mini Index	1	56,119	614.41	02/18/2026	5,310
	S&P 500 Mini Index	1	56,119	594.98	01/21/2026	4,262
	S&P 500 Mini Index	1	56,119	558.82	07/16/2025	1,842
	S&P 500 Mini Index	1	56,119	562.08	08/20/2025	2,206
	S&P 500 Mini Index	1	56,119	561.82	09/17/2025	2,374
	S&P 500 Mini Index	1	56,119	567.52	03/18/2026	3,382
	S&P 500 Mini Index	1	56,119	530.81	05/21/2025	634
	S&P 500 Mini Index	1	56,119	548.69	06/18/2025	1,296
	S&P 500 Mini Index	1	56,119	584.24	10/15/2025	3,418
	S&P 500 Mini Index	1	56,119	591.7	11/19/2025	3,910
	S&P 500 Mini Index	1	56,119	587.21	12/17/2025	3,831
	S&P 500 Mini Index	1	56,119	502.21	04/16/2025	61
						32,526
99.06%	TOTAL OPTIONS PURCHASED					703,382
	VEST U.S. LARGE CAP 20% BUFFER STRATEGIES VI FUND
	Schedule of Investments
	March 31, 2025 (unaudited)
		Shares	Value
1.93%	MONEY MARKET FUND
	Federated Treasury Obligations Fund(A) 4.200%(B)	13,688	$13,688
100.99%	TOTAL INVESTMENTS		$717,070
(0.99%)	Liabilities in excess of other assets		(6,995)
100.00%	NET ASSETS		$710,075

(A)Non-income producing

(B)Effective 7 day yield as of March 31,2025

VEST U.S. LARGE CAP 20% BUFFER STRATEGIES VI FUND
	Schedule of Options Written
	March 31, 2025 (unaudited)
			Shares		Value
(1.69%) OPTIONS WRITTEN
(0.72%) CALL
S&P 500 Mini Index	1	(56,119)	621.41	07/16/2025 $	(144)
S&P 500 Mini Index	1	(56,119)	620.76	08/20/2025	(316)
S&P 500 Mini Index	1	(56,119)	593.23	05/21/2025	(262)
S&P 500 Mini Index	1	(56,119)	655.14	01/21/2026	(395)
S&P 500 Mini Index	1	(56,119)	675.76	02/18/2026	(226)
S&P 500 Mini Index	1	(56,119)	627.31	03/18/2026	(1,371)
S&P 500 Mini Index	1	(56,119)	562.27	04/16/2025	(916)
S&P 500 Mini Index	1	(56,119)	617.28	09/17/2025	(546)
S&P 500 Mini Index	1	(56,119)	642.2	10/15/2025	(247)
S&P 500 Mini Index	1	(56,119)	653.89	11/19/2025	(220)
S&P 500 Mini Index	1	(56,119)	649.63	12/17/2025	(352)
S&P 500 Mini Index	1	(56,119)	612.78	06/18/2025	(131)
					(5,126)
(0.97%) PUT
S&P 500 Mini Index	1	(56,119)	491.53	02/18/2026	(1,318)
S&P 500 Mini Index	1	(56,119)	475.99	01/21/2026	(1,030)
S&P 500 Mini Index	1	(56,119)	447.06	07/16/2025	(241)
S&P 500 Mini Index	1	(56,119)	449.66	08/20/2025	(363)
S&P 500 Mini Index	1	(56,119)	449.46	09/17/2025	(438)
S&P 500 Mini Index	1	(56,119)	454.02	03/18/2026	(945)
S&P 500 Mini Index	1	(56,119)	401.78	04/16/2025	0
S&P 500 Mini Index	1	(56,119)	424.65	05/21/2025	(51)
S&P 500 Mini Index	1	(56,119)	438.96	06/18/2025	(145)
S&P 500 Mini Index	1	(56,119)	467.39	10/15/2025	(675)
S&P 500 Mini Index	1	(56,119)	473.36	11/19/2025	(834)
S&P 500 Mini Index	1	(56,119)	469.77	12/17/2025	(868)
					(6,908)
(1.69%) TOTAL OPTIONS WRITTEN					(12,034)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:
	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
OPTIONS PURCHASED			$703,382		$703,382
MONEY MARKET FUND		$13,688			$13,688
TOTAL INVESTMENTS		13,688	$703,382	-	$717,070
OPTIONS WRITTEN			$(12,034)		$(12,034)
TOTAL SHORT INVESTMENTS		-	$(12,034)		$(12,034)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $694,974 and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,396
Gross unrealized depreciation	(26,335)
Net unrealized appreciation	$10,061